Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of the Positions of the Derivative Financial Instruments Held by the Company

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of December 31, 2018 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

	Statement of Financial Position
	Notional value				Fair value Asset Position (Liability)		Maturity
	12.31.2018		12.31.2017		12.31.2018	12.31.2017
Derivatives not designated for hedge accounting
Future contracts - total (*)		(14,043)		(15,561)	108	(98)

Long position/Crude oil and oil products		40,017		43,862	—	—	2019/2020
Short position/Crude oil and oil products		(54,060)		(59,423)	—	—	2019/2020
Forward contracts - total
Long position/Foreign currency forwards (BRL/USD) (**)	US$	137	US$	55	(2)	0.3	2019
Short position/Foreign currency forwards (BRL/USD) (**)	US$	92	US$	78	(1)	(0.3)	2019
Long position/Foreign currency forwards (EUR/USD) (**)	EUR	3000		—	(123)		2019
Long position/Foreign currency forwards (GBP/USD) (**)	GBP	419		—	(11)
Swap					—	—
Foreign currency / Cross-currency Swap (**)	GBP	700	GBP	700	0.5	92	2026
Foreign currency / Cross-currency Swap (**)	GBP	600	GBP	600	(70.5)	13	2034

Total recognized in the Statement of Financial Position					(99)	7

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$, GBP and EUR are presented in million.

Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments

	Gains/(losses) recognized in the statement of income (*)			Gains/(losses) recognized in the Shareholders’ Equity (**)
	2018	2017	2016	2018	2017	2016
Commodity derivatives	(409)	(144)	(48)	—	(9)	—
Foreign currency derivatives	(366)	89	(55)	—	1	7
Interest rate derivatives	—	(9)	(8)	—	6	4

	(775)	(64)	(111)	—	(2)	11
Cash flow hedge on exports (***)	(3,315)	(3,154)	(2,841)	(5,635)	2,611	13,620

Total	(4,090)	(3,218)	(2,952)	(5,635)	2,609	13,631

(*)	Amounts recognized in finance income in the period.
(**)	Amounts recognized as other comprehensive income in the period.
(***)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 34.2.

	Guarantees given as collateral
	12.31.2018	12.31.2017
Commodity derivatives	(48)	205
Foreign currency derivatives	70	(50)

Total	22	155

Summary of Sensitivity Analysis of the Derivative Financial Instruments

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products - price changes	—	(134)	(268)
Forward contracts	Foreign currency - depreciation BRL x USD	1	(11)	(23)

		1	(145)	(291)

(*)

The probable scenario was computed based on the following risks: oil and oil products prices: fair value on December 31, 2018 / R$ x U.S. Dollar - a 2.7% appreciation of the Real.Source: Focus and Bloomberg. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications

Present value of hedging instrument notional value at 12.31.2018
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date (US$ million)	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion ofnon-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2019 to December 2028	66,168	256,390

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of December 31, 2017	58,400	193,189

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	31,521	116,927
Exports affecting the statement of income	(6,881)	(25,151)
Principal repayments / amortization	(16,872)	(61,277)
Foreign exchange variation	—	32,702

Amounts designated as of December 31, 2018	66,168	256,390

Nominal value of of hedging instrument at December 31, 2018	75,223	291,476

Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of December 31, 2018 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1,2017	(17,119)	5,822	(11,297)

Recognized in shareholders’ equity	(543)	185	(358)
Reclassified to the statement of income - occurred exports	3,151	(1,071)	2,080
Reclassified to the statement of income - exports no longer expected or not occurred	3	(1)	2

Balance at December 31, 2017	(14,508)	4,935	(9,573)

Recognized in shareholders’ equity	(8,950)	3,043	(5,907)
Reclassified to the statement of income - occurred exports	3,315	(1,127)	2,188

Balance at December 31, 2018	(20,143)	6,851	(13,292)

Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments

Financial Instruments	Exposure at 12.31.2018	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	7,182		(194)	1,795	3,591
Liabilities (**)	(73,199)	Dollar/Real	1,980	(18,300)	(36,600)
Cash flow hedge on exports	66,169		(1,790)	16,542	33,084

	152		(4)	37	75
Liabilities	—	Yen/Dollar	—	—	—

	—		—	—	—
Assets	8	Euro/Real	—	2	4
Liabilities	(20)		1	(5)	(10)

	(12)		1	(3)	(6)
Assets	3,520	Euro/Dollar	13	880	1,760
Liabilities	(6,738)		(25)	(1,684)	(3,369)
Non Deliverable Forward (NDF)	3,437		13	859	1,718

	219		1	55	109
Assets	1	Pound Sterling/Real	—	—	1
Liabilities	(20)		—	(5)	(10)

	(19)		—	(5)	(9)
Assets	2,337	Pound Sterling /Dollar	35	584	1,169
Liabilities	(4,031)		(60)	(1,008)	(2,016)
Derivative - cross currency swap	1,665		25	416	832
Non Deliverable Forward (NDF)	537		8	134	268

	508		8	126	253

Total	848		6	210	422

(*)

On December 31, 2018, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 2.7% appreciation of the Real / Japanese Yen x U.S. Dollar - a 1% depreciation of the Japanese Yen/ Euro x U.S. Dollar: a 0.4% appreciation of the Euro / Pound Sterling x U.S. Dollar: a 1.5% appreciation of the Pound Sterling / Real x Euro - a 2.3% appreciation of the Real / Real x Pound Sterling - a 1.2% appreciation of the Real. Source: Focus and Bloomberg.

(**)	It includes the Class Action provision as set out note 31.4.

Summary of Credit Quality of Cash and Cash Equivalents, and Marketable Securities

Credit quality of cash and cash equivalents, as well as marketable securities is based on external credit ratings provided by Standard & Poor’s, Moody’s and Fitch. The credit quality of those financial assets, that are neither past due nor have been impaired, are set out below:

	Cash and cash equivalents		Marketable securities (*)
	2018	2017	2018	2017
AAA	—	—	1	—
AA	811	752	—	609
A	8,421	14,864	—	—
BBB	51	801	—	—
BB	2,599	3,566	—	—
B	2	4	—	—
AAA.br	706	126	1,077	—
AA.br	1,299	818	58	—
A.br	—	1,239	—	—
BB.br	—	317	—	1,162
Other ratings	10	32	—	—

	13,899	22,519	1,136	1,771

(*)	In 2017, it does not include the former investiment in São Martinho shares as described in note 10.

Summary of Maturity Schedule of the Company's Finance Debt

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2019	2020	2021	2022	2023	2024 and thereafter	Balance at December 31, 2018	Balance at December 31, 2017
Principal	2,408	4,069	7,148	10,441	12,118	49,095	85,279	110,530
Interest	4,952	4,839	4,574	4,148	3,516	29,330	51,359	60,728

Total	7,360	8,908	11,722	14,589	15,634	78,425	136,638	171,258

Summary of Information Concerning the Insurance Coverage Outstanding

The main information concerning the insurance coverage outstanding at December 31, 2018 is set out below:

Assets	Types of coverage	Amount insured
Facilities, equipment inventory and products inventory	Fire, operational risks and engineering risks	145,891
Tankers and auxiliary vessels	Hulls	3,341
Fixed platforms, floating production systems and offshore drilling units	Oil risks	28,611

Total		177,843

Foreign Exchange Losses [Member]
Statement [LineItems]
Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of December 31, 2018 is set out below:

	2019	2020	2021	2022	2023	2025	2025	2026 to 2028	Total
Expected realization	(4,670)	(4,085)	(3,875)	(4,230)	(2,543)	(1,353)	152	461	(20,143)